Asset Acquisition (Tables)	12 Months Ended
Jun. 30, 2021
Business Combinations [Abstract]
Schedule of fair value of assets acquired
Fair value
Inventories	$47,340
Property and equipment, net	324,203
Teashop rental contracts	202,980
Transfer costs*	11,790
$586,313